LOAN RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Loan Receivables [line items]
Balance	$ 4,617	$ 0
Balance	$ 4,617	4,617	$ 0
Number of MR vessels | item	2
Sale lease back transaction interest rate	1.00%
Cost
Disclosure of Loan Receivables [line items]
Balance	$ 4,700	0	0
Additions	0	4,700	0
Balance	4,700	4,700	0
Accumulated impairment
Disclosure of Loan Receivables [line items]
Balance	100	0	0
Additions	0	100	0
Balance	$ 100	$ 100	$ 0